Long-Term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	$ 331	$ 452
Long-term debt	66,234	66,380
Secured Debt	49,916	47,822
Fixed Income Interest Rate [Member]
Debt Instrument [Line Items]
Unsecured Debt	17,657	18,858
Trust preferred securities	2,600	2,598
Secured Debt	20,511	19,793
Variable Income Interest Rate [Member]
Debt Instrument [Line Items]
Unsecured Debt	375	374
Secured Debt	24,760	24,305
Unsecured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	334	452
Long-term debt	$ 20,966	$ 22,282
Long-term Debt, Weighted Average Interest Rate	5.40%	5.90%
Secured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	$ (3)	$ 0
Long-term debt	$ 45,268	$ 44,098
Long-term Debt, Weighted Average Interest Rate	1.18%	0.94%
Variable Interest Entity Debt	$ 20,300	$ 24,300
Subordinated Debt [Member]
Debt Instrument [Line Items]
Unsecured Debt	1,100	296
Revolving secured funding facilities [Member]
Debt Instrument [Line Items]
Secured Debt	19,900	17,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Secured Debt	$ 5,400	$ 2,800
Minimum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.37%	0.33%
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.48%	0.21%
Maximum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	8.13%	8.30%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	4.06%	4.59%